Disposal of subsidiary - Carrying amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Cash	$ 182,049	$ 217,181
Property, plant and equipment	130,109	126,138
Other intangible assets	816	1,094
Other non-current assets	20,728	$ 12,621
Emza Visual Sense Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Cash	323
Current assets, other than cash	2,241
Property, plant and equipment	179
Other intangible assets	4,436
Other non-current assets	587
Other current and non-current liabilities	(4,148)
Net assets disposed of	$ 3,618